Financial Instruments and Risk Management - Impact on Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	$ (78.0)	$ 54.0	$ (16.0)
Gain (Loss) on Derivatives not Designated as Hedge Instruments	(67.0)	(166.0)	(69.0)
Amounts reclassified into earnings:
Commodity contracts	(43.0)	8.0	18.0
Interest rate contracts		1.0
Cross currency swap contracts	120.0	(64.0)
Commodity and currency exchange contracts attributed to the divestment business		5.0
Currency exchange contracts	1.0	(4.0)	(2.0)
Change in fair value of cash flow hedges:
Commodity contracts	67.0	22.0	(29.0)
Interest rate contracts		(1.0)
Cross currency swap contracts	(137.0)	39.0
Currency exchange contracts	7.0	3.0	4.0
Foreign Currency and tax impacts	20.0	(19.0)	1.0
Changes in accumulated other comprehensive earnings (loss) for effective derivatives	35.0	(10.0)	(8.0)
Commodity contracts | Net sales
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	(7.0)	(1.0)	5.0
Gain (Loss) on Derivatives not Designated as Hedge Instruments	(4.0)		1.0
Commodity contracts | Cost of sales
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	50.0	(7.0)	(23.0)
Gain (Loss) on Derivatives not Designated as Hedge Instruments	(5.0)	(4.0)	(5.0)
Interest rate contracts | Interest expense.
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)		(1.0)
Interest rate contracts | Debt refinancing and other costs
Impact on Earnings from Derivative Instruments
Gain (Loss) on Derivatives not Designated as Hedge Instruments		(20.0)	(16.0)
Foreign currency contracts | Cost of sales
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)		1.0
Gain (Loss) on Derivatives not Designated as Hedge Instruments		1.0	2.0
Foreign currency contracts | Selling, general and administrative
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	(1.0)	3.0	2.0
Gain (Loss) on Derivatives not Designated as Hedge Instruments	(57.0)	53.0	(7.0)
Foreign currency contracts | Business consolidation and other activities
Impact on Earnings from Derivative Instruments
Gain (Loss) on Derivatives not Designated as Hedge Instruments		(191.0)	(41.0)
Equity contracts | Selling, general and administrative
Impact on Earnings from Derivative Instruments
Gain (Loss) on Derivatives not Designated as Hedge Instruments	(1.0)	(1.0)	4.0
Cross-currency swap | Interest expense.
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	16.0
Cross-currency swap | Selling, general and administrative
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)	$ (136.0)	64.0
Cross-currency swap | Business consolidation and other activities
Impact on Earnings from Derivative Instruments
Gain (Loss) on Derivatives not Designated as Hedge Instruments		(4.0)	$ (7.0)
Divestment Business | Commodity Contracts And Currency Exchange Contracts | Business consolidation and other activities
Impact on Earnings from Derivative Instruments
Cash Flow Hedge - Reclassified Amount from Other Comprehensive Earnings (Loss)		$ (5.0)